Vanguard Wellesley Income Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (6.7%)
U.S. Government Securities (4.3%)
	United States Treasury Note/Bond	0.125%	5/31/22	84,270	84,218
	United States Treasury Note/Bond	2.125%	12/31/22	10,400	10,907
	United States Treasury Note/Bond	0.125%	5/15/23	139,575	139,357
	United States Treasury Note/Bond	0.250%	5/31/25	845,000	843,944
	United States Treasury Note/Bond	2.000%	8/15/25	10,230	11,106
	United States Treasury Note/Bond	2.250%	11/15/27	23,580	26,550
1	United States Treasury Note/Bond	3.125%	11/15/28	358,235	432,906
	United States Treasury Note/Bond	2.375%	5/15/29	30,515	35,207
	United States Treasury Note/Bond	1.625%	8/15/29	7,430	8,103
	United States Treasury Note/Bond	1.500%	2/15/30	500,365	540,704
	United States Treasury Note/Bond	3.625%	2/15/44	13,285	19,446
	United States Treasury Note/Bond	2.875%	5/15/49	405	547
	United States Treasury Note/Bond	2.000%	2/15/50	246,146	281,645
	United States Treasury Note/Bond	1.250%	5/15/50	79,780	76,576
					2,511,216
Agency Notes (0.1%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	31,437

Conventional Mortgage-Backed Securities (1.1%)
2,3	Fannie Mae Pool	2.500%	8/1/27–11/1/49	60,831	63,668
2,3	Fannie Mae Pool	2.780%	6/1/26	28,500	31,311
2,3	Fannie Mae Pool	3.000%	10/1/46	65,869	69,782
2,3	Fannie Mae Pool	3.070%	2/1/25	11,700	12,766
2,3	Freddie Mac Gold Pool	4.000%	7/1/33	3	4
2	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	24	29
2	Ginnie Mae I Pool	6.500%	4/15/32–9/15/38	2,214	2,528
¤,2,3	UMBS Pool	2.000%	7/1/35–8/1/35	300,000	310,073
¤,2,3	UMBS Pool	2.500%	12/1/49–8/1/50	161,122	167,822
					657,983
Nonconventional Mortgage-Backed Securities (1.2%)
2,3	Fannie Mae REMICS	1.250%	2/25/28	20,960	21,151
2,3	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	24,523	24,834
2,3	Fannie Mae REMICS	1.700%	6/25/43	4,386	4,458
2,3	Fannie Mae REMICS	2.000%	5/25/39–6/25/44	14,878	15,290
2,3	Fannie Mae REMICS	3.000%	6/25/44–9/25/57	110,402	115,168
2,3	Fannie Mae REMICS	3.500%	4/25/31–6/25/59	305,361	328,919
2,3	Fannie Mae REMICS	4.000%	9/25/29–7/25/53	15,710	16,787
2,3	Freddie Mac REMICS	1.500%	10/15/42	13,049	13,156
2,3	Freddie Mac REMICS	1.750%	3/15/41	15,759	16,075
2,3	Freddie Mac REMICS	2.000%	7/15/31–9/15/31	35,619	36,388
2,3	Freddie Mac REMICS	2.500%	9/15/32	4,097	4,202
2,3	Freddie Mac REMICS	3.000%	12/15/39–5/15/46	38,741	41,682
2,3	Freddie Mac REMICS	3.500%	3/15/31	2,891	3,130
2,3	Freddie Mac REMICS	4.000%	12/15/30–4/15/31	56,880	62,746

2	Ginnie Mae REMICS	1.700%	10/20/45	9,031	9,148
2	Ginnie Mae REMICS	1.800%	5/20/41	9,824	10,052
					723,186
Total U.S. Government and Agency Obligations (Cost $3,779,636)					3,923,822
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
2,4	Aaset 2019-1 Trust	3.844%	5/15/39	13,123	11,857
4	American Tower Trust I	3.070%	3/15/23	32,900	33,610
2	AmeriCredit Automobile Receivables Trust
	2016-3	2.240%	4/8/22	7,999	8,026
2,4	Angel Oak Mortgage Trust 2019-5	2.593%	10/25/49	11,519	11,670
2,4	Angel Oak Mortgage Trust 2019-6	2.620%	11/25/59	28,501	28,710
2,4	Angel Oak Mortgage Trust I LLC 2019-2	3.628%	3/25/49	6,497	6,657
2,4	Angel Oak Mortgage Trust LLC	2.993%	7/26/49	22,878	23,067
2,4,5	Ares XXIX CLO Ltd., 3M USD LIBOR +
	1.190%	2.325%	4/17/26	5,553	5,540
2,4,5	Atlas Senior Loan Fund X Ltd., 3M USD
	LIBOR + 1.090%	2.309%	1/15/31	7,350	7,109
2,4,5	Avery Point IV CLO Ltd., 3M USD LIBOR +
	1.100%	2.091%	4/25/26	7,878	7,841
2,4,5	Babson CLO Ltd. 2014-I, 3M USD LIBOR +
	1.150%	2.285%	7/20/25	440	439
4	Bank of Montreal	2.500%	1/11/22	122,300	126,019
2,4	Canadian Pacer Auto Receivable Trust A
	Series 2018	3.000%	6/21/21	424	424
2,4	Canadian Pacer Auto Receivable Trust A
	Series 2018	3.270%	12/19/22	4,940	4,982
2,4	Castlelake Aircraft Securitization Trust
	2019-1	3.967%	4/15/39	25,715	22,494
2,4,5	Cent CLO, 3M USD LIBOR + 1.150%	2.141%	10/25/28	16,895	16,632
2,4	Chesapeake Funding II LLC	3.390%	1/15/31	21,904	22,428
2,4	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	1,807	1,809
2,4	Chesapeake Funding II LLC 2018-1	3.040%	4/15/30	21,649	21,977
2,4	Cloud Pass-Through Trust 2019-1	3.554%	12/5/22	20,804	21,105
2,4	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	4,306	4,386
2,4	COLT 2018-4 Mortgage Loan Trust	4.006%	12/28/48	2,346	2,384
2,4	COLT 2019-2 Mortgage Loan Trust	3.337%	5/25/49	9,388	9,500
2,4	COLT 2020-1 Mortgage Loan Trust	2.488%	2/25/50	18,226	18,424
2	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	16,040	16,545
2,4	Daimler Trucks Retail Trust 2019-1	2.770%	4/15/21	4,929	4,935
2,4	DB Master Finance LLC	3.787%	5/20/49	15,031	15,388
2,4	DB Master Finance LLC	4.021%	5/20/49	13,429	14,035
2,4	Deephave Residential Mortgage Trust
	2019-2	3.558%	4/25/59	9,381	9,395
4	DNB Boligkreditt AS	2.500%	3/28/22	24,355	25,173
2,4	Enterprise Fleet Financing LLC	3.100%	10/20/23	3,225	3,279
2,4	Enterprise Fleet Financing LLC	2.290%	2/20/25	29,680	30,189
2,4	Enterprise Fleet Financing LLC Series
	2018-1	2.870%	10/20/23	11,167	11,231
2,4	Enterprise Fleet Financing LLC Series
	2018-3	3.380%	5/20/24	11,739	11,959
2,4	Enterprise Fleet Financing LLC Series
	2019-1	2.980%	10/20/24	19,084	19,380
2,4	Enterprise Fleet Financing LLC Series
	2019-3	2.060%	5/20/25	20,280	20,592
2,4	Evergreen Credit Card Trust 2018-1	2.950%	3/15/23	37,350	37,813

2,4	Exeter Automobile Receivables Trust 2019-
	3	2.590%	9/15/22	4,277	4,293
2,4	Exeter Automobile Receivables Trust 2019-
	4	2.180%	1/17/23	8,205	8,239
2,3,5	Fannie Mae Connecticut Avenue
	Securities, 1M USD LIBOR + 5.900%	6.085%	10/25/28	7,143	7,426
2	Ford Credit Floorplan Master Owner Trust
	A	2.440%	9/15/26	12,250	12,536
2,3	Freddie Mac Multifamily Structured Pass
	Through Certificates	3.750%	8/25/25	10,785	12,170
2,3	Freddie Mac Multifamily Structured Pass
	Through Certificates	2.610%	1/25/26	20,480	21,981
2,3	Freddie Mac Multifamily Structured Pass
	Through Certificates	2.282%	7/25/26	29,245	31,560
2,4	Hertz Fleet Lease Funding LP 2019-1	2.700%	1/10/33	27,803	28,077
2,4	Horizon Aircraft Finance Ltd.	3.721%	7/15/39	10,514	9,249
2,4	Horizon Aircraft Finance Ltd.	3.425%	11/15/39	10,556	9,127
2,4	MACH 1 Cayman 2019-1 Ltd.	3.474%	10/15/39	12,370	10,177
2,4,5	Madison Park Funding XII Ltd., 3M USD
	LIBOR + 1.260%	2.395%	7/20/26	7,083	7,064
2,4,5	Madison Park Funding XIII Ltd., 3M USD
	LIBOR + 0.950%	2.085%	4/19/30	34,150	33,262
2,4	MAPS Ltd.	4.458%	3/15/44	6,129	5,392
2,4,5	Master Credit Card Trust II Series 2018-1A,
	1M USD LIBOR + 0.490%	0.680%	7/21/24	36,965	36,485
2,4	MMAF Equipment Finance LLC 2019-B	2.010%	12/12/24	26,615	27,411
4	National Australia Bank Ltd.	2.400%	12/7/21	75,600	77,572
2,4	OneMain Direct Auto Receivables Trust	3.430%	12/16/24	37,615	38,139
2,4	OneMain Financial Issuance Trust 2017-1	2.370%	9/14/32	5,818	5,835
2,4	OneMain Financial Issuance Trust 2019-1	3.480%	2/14/31	33,750	34,140
2,4	Santander Retail Auto Lease Trust 2019-A	2.720%	1/20/22	12,708	12,825
2,4	Santander Retail Auto Lease Trust 2019-B	2.300%	1/20/23	11,435	11,699
2,3	Seasoned Credit Risk Transfer Trust Series
	2018-4	3.500%	3/25/58	22,101	23,572
2,3	Seasoned Credit Risk Transfer Trust Series
	2019-1	3.500%	7/25/58	35,636	38,008
2,3	Seasoned Credit Risk Transfer Trust Series
	2019-3	3.500%	10/25/58	52,095	55,625
2,4	Securitized Term Auto Receivables Trust
	2018-2	3.325%	8/25/22	15,460	15,637
2,4,5	Seneca Park CLO Ltd. 2014-1, 3M USD
	LIBOR + 1.120%	2.255%	7/17/26	2,824	2,819
2,4	SFAVE Commercial Mortgage Securities
	Trust 2015-5AVE	4.144%	1/5/43	22,000	19,980
2,4	SoFi Consumer Loan Program 2018-4
	Trust	3.540%	11/26/27	7,937	8,017
2,4	SoFi Consumer Loan Program 2019-1
	Trust	3.240%	2/25/28	10,514	10,640
2,4	SoFi Consumer Loan Program 2020-1
	Trust	2.020%	1/25/29	18,492	18,688
2,4	Springleaf Funding Trust 2015-B	3.480%	5/15/28	15,535	15,517
2,4	START Ireland	4.089%	3/15/44	9,937	8,535
2,4,5	Symphony CLO XIV Ltd., 3M USD LIBOR +
	0.950%	2.261%	7/14/26	31,857	31,395
2,4,5	Thacher Park CLO Ltd., 3M USD LIBOR +
	1.160%	2.295%	10/20/26	4,570	4,547
4	Toronto-Dominion Bank	2.500%	1/18/22	77,500	79,911

2,4	Towd Point Mortgage Trust 2016-3	2.250%	4/25/56	1,069	1,072
2,4	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	18,315	18,508
2	Utility Debt Securitization Authority Series
	2013T	3.435%	12/15/25	6,775	7,064
2,4	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	17,741	18,176
2,4	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	8,970	9,107
2,4	Verus Securitization Trust 2019-2	3.211%	5/25/59	11,519	11,746
2,4,5	Voya CLO 2014-1 Ltd., 3M USD LIBOR +
	0.990%	2.125%	4/18/31	16,678	16,311
2,4	Westlake Automobile Receivables Trust	2.150%	2/15/23	12,383	12,474
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,500,431)					1,509,012
Corporate Bonds (46.0%)
Finance (16.8%)
	Banking (13.4%)
	American Express Credit Corp.	2.700%	3/3/22	83,055	85,854
	Banco Santander SA	3.125%	2/23/23	28,600	29,768
	Banco Santander SA	3.848%	4/12/23	17,000	18,070
	Bank of America Corp.	3.300%	1/11/23	18,875	20,103
2	Bank of America Corp.	2.816%	7/21/23	60,600	62,948
	Bank of America Corp.	4.125%	1/22/24	7,500	8,287
	Bank of America Corp.	4.000%	1/22/25	26,225	28,931
2	Bank of America Corp.	3.559%	4/23/27	54,370	60,604
2	Bank of America Corp.	3.593%	7/21/28	37,995	42,677
2	Bank of America Corp.	3.419%	12/20/28	48,603	54,138
2	Bank of America Corp.	4.271%	7/23/29	72,640	85,531
2	Bank of America Corp.	3.974%	2/7/30	69,430	80,826
2	Bank of America Corp.	3.194%	7/23/30	33,250	36,772
2	Bank of America Corp.	2.496%	2/13/31	99,085	103,794
	Bank of America Corp.	6.110%	1/29/37	30,000	42,618
	Bank of America Corp.	5.875%	2/7/42	8,770	13,010
	Bank of America Corp.	5.000%	1/21/44	24,180	33,332
2	Bank of America Corp.	3.946%	1/23/49	5,290	6,378
2	Bank of America Corp.	4.330%	3/15/50	59,475	76,648
	Bank of Montreal	3.100%	4/13/21	46,940	47,878
	Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	34,081
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	24,963
5	Bank of New York Mellon Corp., 3M USD
	LIBOR + 1.050%	1.810%	10/30/23	43,060	43,589
	Bank of Nova Scotia	2.450%	3/22/21	39,905	40,452
	Bank of Nova Scotia	2.800%	7/21/21	58,100	59,594
	Bank of Nova Scotia	2.700%	8/3/26	60,225	65,654
	Bank One Corp.	7.750%	7/15/25	25,000	32,175
4	Banque Federative du Credit Mutuel SA	2.750%	10/15/20	37,820	38,080
	Barclays Bank plc	5.140%	10/14/20	7,935	8,020
2	Barclays plc	3.932%	5/7/25	52,770	56,814
5	Barclays plc, 3M USD LIBOR + 1.380%	1.766%	5/16/24	36,710	36,298
4	BNP Paribas SA	2.950%	5/23/22	4,365	4,517
	BNP Paribas SA	3.250%	3/3/23	4,190	4,466
4	BNP Paribas SA	3.800%	1/10/24	76,490	82,485
4	BNP Paribas SA	3.375%	1/9/25	61,070	65,829
2,4	BNP Paribas SA	2.819%	11/19/25	44,480	46,486
4	BNP Paribas SA	3.500%	11/16/27	74,220	80,606
4	BPCE SA	5.700%	10/22/23	10,670	11,884
	BPCE SA	4.000%	4/15/24	25,885	28,588
4	BPCE SA	5.150%	7/21/24	37,185	41,163
4	BPCE SA	3.500%	10/23/27	64,900	70,423
4	BPCE SA	2.700%	10/1/29	48,550	51,524

5	Canadian Imperial Bank of Commerce, 3M
	USD LIBOR + 0.720%	1.041%	6/16/22	57,790	58,077
	Capital One Financial Corp.	4.750%	7/15/21	36,165	37,614
	Capital One Financial Corp.	3.750%	4/24/24	60,945	66,259
	Capital One Financial Corp.	3.200%	2/5/25	9,055	9,721
	Citigroup Inc.	4.500%	1/14/22	30,140	31,876
	Citigroup Inc.	4.125%	7/25/28	45,085	50,952
2	Citigroup Inc.	3.520%	10/27/28	72,260	80,012
	Citigroup Inc.	6.625%	6/15/32	9,000	12,305
2	Citigroup Inc.	3.878%	1/24/39	37,225	43,341
	Citigroup Inc.	8.125%	7/15/39	1,883	3,257
	Citigroup Inc.	5.875%	1/30/42	7,460	10,828
	Citigroup Inc.	5.300%	5/6/44	12,142	16,147
	Comerica Bank	2.500%	7/23/24	26,085	27,428
4	Credit Agricole SA	3.750%	4/24/23	31,690	33,778
4	Credit Agricole SA	3.250%	10/4/24	79,590	85,218
4,5	Credit Agricole SA, 3M USD LIBOR +
	1.020%	2.040%	4/24/23	16,500	16,498
	Credit Suisse AG	3.000%	10/29/21	53,710	55,519
	Credit Suisse AG	3.625%	9/9/24	3,955	4,364
4	Credit Suisse Group AG	3.574%	1/9/23	40,835	42,256
2,4	Credit Suisse Group AG	4.207%	6/12/24	12,285	13,178
2,4	Credit Suisse Group AG	2.593%	9/11/25	33,940	35,010
2,4	Credit Suisse Group AG	3.869%	1/12/29	11,050	12,129
4,5	Credit Suisse Group AG, 3M USD LIBOR +
	1.240%	1.558%	6/12/24	24,825	25,038
	Credit Suisse Group Funding Guernsey
	Ltd.	3.125%	12/10/20	25,000	25,275
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	9/15/22	45,685	48,462
	Credit Suisse Group Funding Guernsey
	Ltd.	3.750%	3/26/25	57,400	62,864
4	Danske Bank A/S	2.000%	9/8/21	41,970	42,543
4	Danske Bank A/S	5.000%	1/12/22	20,770	21,813
4	Danske Bank A/S	3.875%	9/12/23	45,515	48,115
4	Danske Bank A/S	5.375%	1/12/24	27,035	29,994
	Deutsche Bank AG	4.250%	10/14/21	20,815	21,338
4	DNB Bank ASA	2.375%	6/2/21	42,450	43,087
	Fifth Third Bancorp	2.550%	5/5/27	9,850	10,522
	Fifth Third Bank	2.875%	10/1/21	8,780	9,021
	Fifth Third Bank	3.850%	3/15/26	29,295	32,805
	Goldman Sachs Group Inc.	2.875%	2/25/21	25,990	26,347
	Goldman Sachs Group Inc.	2.625%	4/25/21	9,270	9,409
	Goldman Sachs Group Inc.	5.250%	7/27/21	70,165	73,673
	Goldman Sachs Group Inc.	5.750%	1/24/22	67,095	72,381
2	Goldman Sachs Group Inc.	2.876%	10/31/22	65,405	67,047
	Goldman Sachs Group Inc.	3.625%	1/22/23	7,715	8,264
	Goldman Sachs Group Inc.	3.500%	1/23/25	16,660	18,158
2	Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	47,579
	Goldman Sachs Group Inc.	4.250%	10/21/25	13,000	14,660
	Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	52,682
	Goldman Sachs Group Inc.	3.850%	1/26/27	36,525	41,217
2	Goldman Sachs Group Inc.	3.691%	6/5/28	14,525	16,244
2	Goldman Sachs Group Inc.	3.814%	4/23/29	72,755	82,190
2	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	63,874
	Goldman Sachs Group Inc.	6.250%	2/1/41	28,795	43,117
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	25,968

4	HSBC Bank plc	4.750%	1/19/21	42,960	43,926
	HSBC Holdings plc	4.000%	3/30/22	10,870	11,476
2	HSBC Holdings plc	3.262%	3/13/23	25,625	26,515
	HSBC Holdings plc	3.600%	5/25/23	56,130	60,251
	HSBC Holdings plc	3.900%	5/25/26	7,915	8,733
2	HSBC Holdings plc	4.041%	3/13/28	27,520	30,294
2	HSBC Holdings plc	4.583%	6/19/29	40,190	46,196
	HSBC Holdings plc	7.625%	5/17/32	15,800	22,014
	HSBC Holdings plc	6.500%	5/2/36	22,000	29,368
	HSBC Holdings plc	6.100%	1/14/42	43,680	62,099
	HSBC Holdings plc	5.250%	3/14/44	5,795	7,335
5	HSBC Holdings plc, 3M USD LIBOR +
	1.000%	1.386%	5/18/24	26,495	26,366
	HSBC USA Inc.	3.500%	6/23/24	18,355	20,169
	Huntington Bancshares Inc.	3.150%	3/14/21	26,950	27,388
	ING Groep NV	3.150%	3/29/22	13,170	13,679
	ING Groep NV	3.950%	3/29/27	33,605	38,572
	JPMorgan Chase & Co.	2.550%	3/1/21	26,000	26,324
	JPMorgan Chase & Co.	4.625%	5/10/21	14,000	14,507
	JPMorgan Chase & Co.	4.500%	1/24/22	18,260	19,391
	JPMorgan Chase & Co.	3.375%	5/1/23	36,370	38,908
	JPMorgan Chase & Co.	3.875%	2/1/24	11,200	12,392
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	13,050
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	29,768
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	82,136
	JPMorgan Chase & Co.	4.125%	12/15/26	24,400	28,395
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	10,766
2	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	47,966
2	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	21,632
2	JPMorgan Chase & Co.	3.109%	4/22/41	38,075	41,173
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	101,908
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	22,999
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	19,651
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	16,091
2	JPMorgan Chase & Co.	3.964%	11/15/48	160,000	195,341
2	JPMorgan Chase & Co.	3.109%	4/22/51	38,610	41,588
2,4	Macquarie Group Ltd.	4.150%	3/27/24	50,725	54,249
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	21,913
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	64,285	66,714
	Morgan Stanley	5.500%	7/24/20	15,000	15,049
	Morgan Stanley	5.750%	1/25/21	13,900	14,317
	Morgan Stanley	2.500%	4/21/21	30,630	31,129
	Morgan Stanley	2.625%	11/17/21	30,200	31,031
	Morgan Stanley	2.750%	5/19/22	63,830	66,299
	Morgan Stanley	3.750%	2/25/23	23,000	24,811
	Morgan Stanley	3.875%	4/29/24	22,050	24,359
2	Morgan Stanley	2.720%	7/22/25	51,520	54,610
	Morgan Stanley	4.000%	7/23/25	20,805	23,531
	Morgan Stanley	3.125%	7/27/26	36,950	40,621
	Morgan Stanley	4.350%	9/8/26	15,000	17,238
	Morgan Stanley	3.625%	1/20/27	31,000	34,956
2	Morgan Stanley	3.772%	1/24/29	56,830	64,724
2	Morgan Stanley	2.699%	1/22/31	72,345	76,801
	Morgan Stanley	7.250%	4/1/32	51,100	76,461
	Morgan Stanley	4.300%	1/27/45	24,705	31,005
2,4	Nationwide Building Society	3.622%	4/26/23	22,755	23,635
4	NBK SPC Ltd.	2.750%	5/30/22	56,875	57,836

	PNC Bank NA	3.300%	10/30/24	14,645	16,061
	PNC Bank NA	2.950%	2/23/25	34,775	37,812
	PNC Bank NA	3.100%	10/25/27	42,485	47,610
	PNC Bank NA	3.250%	1/22/28	60,960	68,713
	PNC Financial Services Group Inc.	3.900%	4/29/24	40,150	44,217
	PNC Financial Services Group Inc.	2.550%	1/22/30	52,980	56,938
	Royal Bank of Canada	2.500%	1/19/21	24,750	25,040
	Royal Bank of Canada	2.750%	2/1/22	44,630	46,247
	Santander Holdings USA Inc.	3.700%	3/28/22	28,405	29,151
	Santander Holdings USA Inc.	3.400%	1/18/23	26,105	27,115
4	Societe Generale SA	3.250%	1/12/22	38,965	40,037
2,4	Standard Chartered plc	2.744%	9/10/22	42,655	43,274
2	State Street Corp.	2.653%	5/15/23	31,280	32,412
	Svenska Handelsbanken AB	1.875%	9/7/21	37,750	38,317
	Synchrony Bank	3.650%	5/24/21	46,290	47,042
	Toronto-Dominion Bank	2.500%	12/14/20	97,700	98,553
	Truist Bank	2.625%	1/15/22	61,500	63,424
	Truist Bank	3.300%	5/15/26	11,955	13,183
	Truist Financial Corp	2.900%	3/3/21	34,300	34,802
	Truist Financial Corp.	3.200%	9/3/21	25,210	25,965
	Truist Financial Corp.	2.200%	3/16/23	60,000	62,242
	Truist Financial Corp.	3.700%	6/5/25	48,000	54,302
	Truist Financial Corp.	1.950%	6/5/30	33,005	33,542
2,4	UBS Group AG	3.126%	8/13/30	18,240	19,719
4	UBS Group Funding Jersey Ltd.	2.950%	9/24/20	36,710	36,899
4	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	58,970	60,112
4	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	46,000	47,361
	US Bancorp	2.625%	1/24/22	47,510	49,050
	US Bancorp	3.700%	1/30/24	39,005	42,835
	US Bancorp	2.375%	7/22/26	45,000	48,719
	Wachovia Corp.	6.605%	10/1/25	15,000	17,324
	Wells Fargo & Co.	3.000%	1/22/21	27,580	27,969
	Wells Fargo & Co.	3.500%	3/8/22	54,840	57,445
	Wells Fargo & Co.	3.069%	1/24/23	10,465	10,839
	Wells Fargo & Co.	3.450%	2/13/23	39,400	41,854
	Wells Fargo & Co.	4.480%	1/16/24	34,444	37,834
	Wells Fargo & Co.	3.750%	1/24/24	30,455	33,267
	Wells Fargo & Co.	3.000%	2/19/25	28,660	30,846
	Wells Fargo & Co.	3.550%	9/29/25	27,170	30,312
	Wells Fargo & Co.	3.000%	4/22/26	36,830	40,124
	Wells Fargo & Co.	4.100%	6/3/26	45,700	51,515
	Wells Fargo & Co.	3.000%	10/23/26	6,435	7,005
2	Wells Fargo & Co.	3.196%	6/17/27	57,145	61,935
2	Wells Fargo & Co.	2.879%	10/30/30	28,045	29,982
2	Wells Fargo & Co.	2.572%	2/11/31	98,745	103,331
	Wells Fargo & Co.	5.606%	1/15/44	28,551	39,586
	Wells Fargo & Co.	4.650%	11/4/44	20,735	25,615
	Wells Fargo & Co.	4.900%	11/17/45	16,060	20,652
	Wells Fargo & Co.	4.400%	6/14/46	36,200	44,020
	Wells Fargo & Co.	4.750%	12/7/46	38,790	49,593

	Brokerage (0.1%)
	Charles Schwab Corp.	3.200%	3/2/27	19,790	22,157
	Intercontinental Exchange Inc.	3.000%	6/15/50	19,095	19,884

Finance Companies (0.0%)
4 USAA Capital Corp.	2.125%	5/1/30	3,735	3,844

Insurance (2.9%)
Aetna Inc.	2.800%	6/15/23	32,080	33,755
4 AIA Group Ltd.	3.600%	4/9/29	49,000	53,792
4 AIA Group Ltd.	3.375%	4/7/30	12,795	13,877
4 AIG Global Funding	2.700%	12/15/21	41,815	43,067
American International Group Inc.	4.250%	3/15/29	33,365	38,015
American International Group Inc.	4.500%	7/16/44	6,714	7,791
American International Group Inc.	4.750%	4/1/48	4,455	5,363
Anthem Inc.	3.700%	8/15/21	25,635	26,308
Anthem Inc.	3.300%	1/15/23	20,000	21,294
Anthem Inc.	3.650%	12/1/27	13,150	14,941
Anthem Inc.	4.101%	3/1/28	42,145	49,247
Anthem Inc.	4.650%	8/15/44	9,817	12,476
Berkshire Hathaway Inc.	3.125%	3/15/26	23,645	26,356
Chubb INA Holdings Inc.	2.300%	11/3/20	5,235	5,261
Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	22,348
Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	13,978
Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	32,134
4 Equitable Financial Life Global Funding	1.400%	7/7/25	15,285	15,316
4 Five Corners Funding Trust	4.419%	11/15/23	5,320	5,918
4 Guardian Life Global Funding	2.000%	4/26/21	12,825	12,997
4 Jackson National Life Global Funding	3.250%	1/30/24	48,955	52,246
4 Liberty Mutual Group Inc.	4.250%	6/15/23	2,608	2,831
4 Liberty Mutual Group Inc.	4.569%	2/1/29	9,217	10,733
4 Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	27,607
Loews Corp.	2.625%	5/15/23	14,100	14,786
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	22,125	26,534
Marsh & McLennan Cos. Inc.	4.900%	3/15/49	10,400	14,112
4 MassMutual Global Funding II	2.000%	4/15/21	42,188	42,707
MetLife Inc.	3.600%	4/10/24	28,000	30,973
MetLife Inc.	4.125%	8/13/42	5,300	6,256
MetLife Inc.	4.875%	11/13/43	17,500	22,534
4 Metropolitan Life Global Funding I	3.450%	10/9/21	28,465	29,461
4 Metropolitan Life Global Funding I	2.650%	4/8/22	14,005	14,494
4 Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	34,034
4 Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	46,942
4 Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	32,175
4 Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	47,419
4 Nationwide Mutual Insurance Co.	4.350%	4/30/50	48,790	51,885
4 New York Life Global Funding	2.900%	1/17/24	58,670	62,925
4 New York Life Insurance Co.	5.875%	5/15/33	44,785	61,128
4 New York Life Insurance Co.	3.750%	5/15/50	17,810	19,974
4 New York Life Insurance Co.	4.450%	5/15/69	14,535	17,774
4 Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	24,098	27,536
4 Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	10,036
4 Principal Financial Global Funding LLC	2.500%	9/16/29	45,000	47,115
Prudential Financial Inc.	4.500%	11/15/20	24,055	24,424
Prudential Financial Inc.	3.000%	3/10/40	8,200	8,311
Prudential plc	3.125%	4/14/30	21,325	22,888
4 Teachers Insurance & Annuity Assn. of
America	4.900%	9/15/44	21,990	28,051
4 Teachers Insurance & Annuity Assn. of
America	4.270%	5/15/47	42,865	51,489
UnitedHealth Group Inc.	3.875%	10/15/20	6,786	6,836

UnitedHealth Group Inc.	2.875%	3/15/22	2,346	2,425
UnitedHealth Group Inc.	2.875%	3/15/23	12,000	12,727
UnitedHealth Group Inc.	3.100%	3/15/26	14,220	15,812
UnitedHealth Group Inc.	3.850%	6/15/28	34,260	40,421
UnitedHealth Group Inc.	2.000%	5/15/30	11,275	11,792
UnitedHealth Group Inc.	4.625%	7/15/35	9,285	12,090
UnitedHealth Group Inc.	6.625%	11/15/37	20,000	30,508
UnitedHealth Group Inc.	2.750%	5/15/40	12,760	13,454
UnitedHealth Group Inc.	4.625%	11/15/41	36,010	46,567
UnitedHealth Group Inc.	4.250%	3/15/43	31,000	38,560
UnitedHealth Group Inc.	4.750%	7/15/45	12,296	16,562
UnitedHealth Group Inc.	4.200%	1/15/47	8,345	10,404
UnitedHealth Group Inc.	4.250%	6/15/48	12,545	15,971
UnitedHealth Group Inc.	4.450%	12/15/48	4,890	6,468
UnitedHealth Group Inc.	3.700%	8/15/49	40,900	48,491
UnitedHealth Group Inc.	2.900%	5/15/50	36,364	38,245
UnitedHealth Group Inc.	3.875%	8/15/59	4,060	4,933
Willis North America Inc.	2.950%	9/15/29	6,870	7,256

Real Estate Investment Trusts (0.4%)
Boston Properties LP	3.125%	9/1/23	13,520	14,314
Boston Properties LP	3.800%	2/1/24	1,780	1,926
Healthpeak Properties Inc.	3.000%	1/15/30	30,600	31,779
Realty Income Corp.	3.250%	1/15/31	19,405	20,996
4 Scentre Management Ltd / RE1 Ltd	4.375%	5/28/30	28,670	31,541
Simon Property Group LP	3.750%	2/1/24	6,645	7,099
Simon Property Group LP	3.375%	10/1/24	20,470	21,968
Simon Property Group LP	2.450%	9/13/29	38,350	38,008
VEREIT Operating Partnership LP	3.400%	1/15/28	8,845	8,849
4 WEA Finance LLC	4.125%	9/20/28	20,815	21,122
4 WEA Finance LLC	4.625%	9/20/48	26,575	24,450
				9,847,783
Industrial (23.4%)
Basic Industry (0.2%)
4 Air Liquide Finance SA	2.250%	9/27/23	21,000	21,888
4 Air Liquide Finance SA	2.500%	9/27/26	16,815	18,182
International Paper Co.	4.350%	8/15/48	43,570	51,167

Capital Goods (1.6%)
4 BAE Systems Holdings Inc.	2.850%	12/15/20	5,020	5,039
4 BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	28,526
4 BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	33,070
4 BAE Systems plc	3.400%	4/15/30	9,390	10,215
Boeing Co.	2.700%	2/1/27	16,380	15,963
Boeing Co.	3.375%	6/15/46	18,698	15,506
Boeing Co.	3.850%	11/1/48	12,883	11,494
Boeing Co.	3.950%	8/1/59	10,262	8,971
4 Carrier Global Corp.	2.722%	2/15/30	15,103	15,063
Caterpillar Financial Services Corp.	2.625%	3/1/23	39,500	41,471
Caterpillar Inc.	3.900%	5/27/21	16,635	17,142
Caterpillar Inc.	2.600%	6/26/22	9,575	9,951
Caterpillar Inc.	3.400%	5/15/24	19,475	21,219
Caterpillar Inc.	5.200%	5/27/41	19,770	27,367
Eaton Corp.	6.500%	6/1/25	10,000	11,606
General Dynamics Corp.	3.875%	7/15/21	9,950	10,276
General Electric Co.	3.100%	1/9/23	6,094	6,370
Honeywell International Inc.	4.250%	3/1/21	29,484	30,245

Illinois Tool Works Inc.	3.500%	3/1/24	42,775	46,752
John Deere Capital Corp.	2.800%	1/27/23	8,000	8,440
John Deere Capital Corp.	3.350%	6/12/24	9,000	9,889
John Deere Capital Corp.	3.450%	3/13/25	43,560	48,718
Johnson Controls International plc	3.750%	12/1/21	596	609
Lockheed Martin Corp.	2.500%	11/23/20	4,936	4,969
Lockheed Martin Corp.	2.900%	3/1/25	26,840	29,437
Lockheed Martin Corp.	1.850%	6/15/30	2,545	2,606
Lockheed Martin Corp.	4.500%	5/15/36	6,715	8,709
Lockheed Martin Corp.	3.800%	3/1/45	7,501	9,083
Lockheed Martin Corp.	4.700%	5/15/46	12,041	16,516
Lockheed Martin Corp.	2.800%	6/15/50	10,925	11,468
Lockheed Martin Corp.	4.090%	9/15/52	4,609	6,029
4 Otis Worldwide Corp.	2.565%	2/15/30	8,155	8,486
4 Otis Worldwide Corp.	3.112%	2/15/40	16,205	16,427
4 Otis Worldwide Corp.	3.362%	2/15/50	29,445	30,955
Parker-Hannifin Corp.	3.250%	6/14/29	9,065	9,996
Parker-Hannifin Corp.	4.450%	11/21/44	14,290	17,030
Raytheon Co.	3.125%	10/15/20	10,000	10,078
Raytheon Technologies Corp.	4.125%	11/16/28	32,800	38,663
Raytheon Technologies Corp.	4.450%	11/16/38	9,050	11,060
Raytheon Technologies Corp.	4.500%	6/1/42	55,694	69,085
Raytheon Technologies Corp.	3.750%	11/1/46	5,891	6,717
4 Siemens Financieringsmaatschappij NV	2.900%	5/27/22	60,840	63,559
4 Siemens Financieringsmaatschappij NV	3.125%	3/16/24	62,200	67,213
4 Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	53,395
Stanley Black & Decker Inc.	4.850%	11/15/48	24,040	32,654

Communication (3.7%)
America Movil SAB de CV	3.125%	7/16/22	66,820	68,982
America Movil SAB de CV	3.625%	4/22/29	25,600	28,404
America Movil SAB de CV	6.125%	3/30/40	10,010	14,294
American Tower Corp.	3.450%	9/15/21	23,985	24,845
American Tower Corp.	4.700%	3/15/22	2,905	3,105
American Tower Corp.	5.000%	2/15/24	8,641	9,845
American Tower Corp.	4.400%	2/15/26	7,300	8,446
American Tower Corp.	3.800%	8/15/29	32,261	36,694
AT&T Inc.	7.850%	1/15/22	23,750	26,029
AT&T Inc.	3.600%	7/15/25	22,963	25,428
AT&T Inc.	2.750%	6/1/31	61,900	63,802
4 British Telecommunications plc	3.250%	11/8/29	31,785	34,482
Comcast Corp.	3.000%	2/1/24	51,960	55,897
Comcast Corp.	3.600%	3/1/24	60,515	66,540
Comcast Corp.	3.375%	2/15/25	2,565	2,839
Comcast Corp.	3.150%	3/1/26	15,280	16,987
Comcast Corp.	2.350%	1/15/27	19,840	21,125
Comcast Corp.	4.250%	1/15/33	15,060	18,559
Comcast Corp.	4.200%	8/15/34	25,155	31,061
Comcast Corp.	4.400%	8/15/35	32,657	41,164
Comcast Corp.	4.600%	10/15/38	46,815	59,556
Comcast Corp.	4.650%	7/15/42	7,260	9,398
Comcast Corp.	4.500%	1/15/43	20,000	25,806
Comcast Corp.	4.750%	3/1/44	28,710	37,840
Comcast Corp.	4.600%	8/15/45	46,358	59,923
Comcast Corp.	3.969%	11/1/47	40,576	48,766
Comcast Corp.	4.000%	3/1/48	17,415	21,237
Comcast Corp.	4.700%	10/15/48	55,710	74,612

	Comcast Corp.	3.999%	11/1/49	26,848	32,545
	Comcast Corp.	4.049%	11/1/52	21,572	26,304
	Comcast Corp.	4.950%	10/15/58	34,115	48,485
4	Cox Communications Inc.	3.250%	12/15/22	26,585	28,029
4	Cox Communications Inc.	4.800%	2/1/35	58,525	73,427
4	Cox Communications Inc.	6.450%	12/1/36	1,575	2,203
4	Cox Communications Inc.	4.600%	8/15/47	3,325	4,199
	Crown Castle International Corp.	3.650%	9/1/27	10,385	11,587
	Crown Castle International Corp.	3.800%	2/15/28	8,575	9,661
4	Deutsche Telekom International Finance
	BV	3.600%	1/19/27	10,674	11,875
4	Deutsche Telekom International Finance
	BV	4.375%	6/21/28	21,168	24,944
	NBCUniversal Media LLC	4.450%	1/15/43	10,639	13,399
	Orange SA	9.000%	3/1/31	54,566	88,630
4	SK Telecom Co. Ltd.	3.750%	4/16/23	12,220	13,014
4	Sky Ltd.	3.750%	9/16/24	42,911	47,769
2,4	Sprint Spectrum Co LLC / Sprint Spectrum
	Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	46,800	50,893
4	T-Mobile USA Inc.	2.050%	2/15/28	37,480	37,383
	Telefonica Emisiones SAU	5.213%	3/8/47	34,575	43,392
	Telefonica Emisiones SAU	5.520%	3/1/49	28,174	36,854
	Time Warner Entertainment Co. LP	8.375%	3/15/23	3,215	3,814
	Verizon Communications Inc.	3.450%	3/15/21	15,585	15,910
	Verizon Communications Inc.	4.329%	9/21/28	22,990	27,666
	Verizon Communications Inc.	4.812%	3/15/39	67,074	87,532
	Verizon Communications Inc.	4.750%	11/1/41	28,730	37,503
	Verizon Communications Inc.	5.012%	4/15/49	54,148	74,411
	Verizon Communications Inc.	4.000%	3/22/50	9,540	11,939
	Verizon Communications Inc.	4.672%	3/15/55	6,414	8,589
	ViacomCBS Inc.	3.700%	6/1/28	14,790	16,029
	Vodafone Group plc	5.000%	5/30/38	1,890	2,358
	Vodafone Group plc	5.250%	5/30/48	47,080	61,272
	Walt Disney Co.	4.500%	2/15/21	4,650	4,770
	Walt Disney Co.	2.000%	9/1/29	84,065	85,745
	Walt Disney Co.	2.650%	1/13/31	5,980	6,345
	Walt Disney Co.	6.200%	12/15/34	11,000	16,103
	Walt Disney Co.	3.500%	5/13/40	52,100	56,879
	Walt Disney Co.	4.125%	6/1/44	3,720	4,442
	Walt Disney Co.	2.750%	9/1/49	14,600	14,175
	Walt Disney Co.	3.600%	1/13/51	28,240	31,487
	Walt Disney Co.	3.800%	5/13/60	31,465	36,506

	Consumer Cyclical (2.3%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	2,035	2,083
	Alibaba Group Holding Ltd.	3.600%	11/28/24	45,610	49,626
	Alibaba Group Holding Ltd.	3.400%	12/6/27	65,650	72,499
	Amazon.com Inc.	2.500%	11/29/22	12,850	13,458
	Amazon.com Inc.	2.800%	8/22/24	13,800	14,974
	Amazon.com Inc.	4.800%	12/5/34	55,880	76,034
	Amazon.com Inc.	4.950%	12/5/44	17,920	25,442
	Amazon.com Inc.	4.250%	8/22/57	32,790	43,804
	American Honda Finance Corp.	2.300%	9/9/26	17,135	18,211
	AutoZone Inc.	4.000%	11/15/20	25,000	25,114
	AutoZone Inc.	3.700%	4/15/22	12,752	13,326
4	BMW US Capital LLC	2.000%	4/11/21	19,815	19,962
4	BMW US Capital LLC	2.250%	9/15/23	93,000	96,090

2,4	CVS Pass-Through Trust	5.926%	1/10/34	12,515	14,311
4	Daimler Finance North America LLC	2.300%	2/12/21	34,630	34,805
4	Daimler Finance North America LLC	2.000%	7/6/21	60,000	60,454
4	Daimler Finance North America LLC	3.875%	9/15/21	3,270	3,368
4	Daimler Finance North America LLC	3.250%	8/1/24	3,970	4,198
	Ford Motor Credit Co. LLC	3.157%	8/4/20	23,890	23,830
	Ford Motor Credit Co. LLC	3.815%	11/2/27	14,265	12,916
	General Motors Financial Co. Inc.	3.550%	4/9/21	16,525	16,730
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	60,451
	Home Depot Inc.	2.700%	4/1/23	12,735	13,449
	Home Depot Inc.	3.900%	12/6/28	10,040	12,024
	Home Depot Inc.	3.300%	4/15/40	32,073	36,279
	Home Depot Inc.	4.400%	3/15/45	22,390	28,396
	Home Depot Inc.	4.500%	12/6/48	12,020	15,939
4,5	Hyundai Capital America, 3M USD LIBOR
	+ 0.940%	2.292%	7/8/21	50,500	49,813
	Lowe's Cos. Inc.	3.100%	5/3/27	115,000	127,696
	Lowe's Cos. Inc.	4.550%	4/5/49	17,360	21,805
	Marriott International Inc.	2.300%	1/15/22	44,000	43,882
	McDonald's Corp.	3.500%	7/15/20	21,760	21,784
	McDonald's Corp.	2.625%	1/15/22	10,175	10,505
	McDonald's Corp.	3.250%	6/10/24	4,400	4,819
	McDonald's Corp.	4.875%	12/9/45	22,775	29,440
	McDonald's Corp.	3.625%	9/1/49	28,770	31,794
	Starbucks Corp.	4.500%	11/15/48	49,962	60,225
	Starbucks Corp.	3.350%	3/12/50	7,185	7,404
	Target Corp.	2.900%	1/15/22	11,850	12,325
	VF Corp.	2.800%	4/23/27	11,145	11,827
	VF Corp.	2.950%	4/23/30	36,105	38,550
	Walmart Inc.	3.550%	6/26/25	56,485	64,032
	Walmart Inc.	3.625%	12/15/47	14,950	18,293

	Consumer Noncyclical (7.4%)
4	AbbVie Inc.	4.875%	2/15/21	3,312	3,365
4	AbbVie Inc.	5.000%	12/15/21	23,725	24,933
4	AbbVie Inc.	3.450%	3/15/22	23,785	24,743
4	AbbVie Inc.	3.800%	3/15/25	12,825	14,238
4	AbbVie Inc.	4.050%	11/21/39	19,895	23,080
4	AbbVie Inc.	4.850%	6/15/44	14,075	17,788
	AbbVie Inc.	4.450%	5/14/46	35,585	43,192
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	17,670	17,856
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	19,220	20,258
4	Alcon Finance Corp.	2.750%	9/23/26	5,645	6,044
4	Alcon Finance Corp.	2.600%	5/27/30	7,035	7,160
4	Alcon Finance Corp.	3.800%	9/23/49	32,825	36,280
	Altria Group Inc.	4.750%	5/5/21	40,806	42,279
	Altria Group Inc.	2.850%	8/9/22	11,835	12,330
	Altria Group Inc.	5.800%	2/14/39	25,475	31,661
	Altria Group Inc.	4.500%	5/2/43	10,105	10,873
	Altria Group Inc.	3.875%	9/16/46	22,625	22,508
	Amgen Inc.	3.625%	5/22/24	38,185	41,858
	Amgen Inc.	2.300%	2/25/31	29,775	30,969
	Amgen Inc.	3.150%	2/21/40	44,355	47,152
	Amgen Inc.	5.150%	11/15/41	12,740	16,933
	Amgen Inc.	3.375%	2/21/50	16,970	18,552
	Anheuser-Busch Cos. LLC / Anheuser-
	Busch InBev Worldwide Inc.	4.700%	2/1/36	15,460	18,130

Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide Inc.	4.900%	2/1/46	94,525	114,964
Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	56,807	60,635
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	800	820
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	2,621	2,719
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	5,700	6,890
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	19,080	20,357
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	14,500	16,893
Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	48,050
Ascension Health	2.532%	11/15/29	48,025	51,459
2 Ascension Health	4.847%	11/15/53	2,165	2,883
AstraZeneca plc	2.375%	11/16/20	37,225	37,457
AstraZeneca plc	3.375%	11/16/25	27,755	31,089
AstraZeneca plc	4.000%	1/17/29	33,295	39,538
BAT Capital Corp.	3.557%	8/15/27	60,340	65,288
4 BAT International Finance plc	3.250%	6/7/22	50,880	53,037
4 BAT International Finance plc	3.500%	6/15/22	7,440	7,783
4 BAT International Finance plc	3.950%	6/15/25	15,000	16,546
4 Bayer US Finance II LLC	4.250%	12/15/25	29,901	34,335
4 Bayer US Finance II LLC	5.500%	7/30/35	15,000	19,588
4 Bayer US Finance LLC	3.000%	10/8/21	38,730	39,699
4 Bayer US Finance LLC	3.375%	10/8/24	26,960	29,253
2 Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,675	19,477
Boston Scientific Corp.	4.000%	3/1/29	6,515	7,442
4 Bristol-Myers Squibb Co.	3.550%	8/15/22	21,144	22,324
4 Bristol-Myers Squibb Co.	2.750%	2/15/23	4,416	4,653
4 Bristol-Myers Squibb Co.	3.250%	2/20/23	7,590	7,890
4 Bristol-Myers Squibb Co.	4.000%	8/15/23	1,455	1,602
4 Bristol-Myers Squibb Co.	3.625%	5/15/24	11,980	13,092
4 Bristol-Myers Squibb Co.	3.400%	7/26/29	29,395	33,794
4 Bristol-Myers Squibb Co.	4.125%	6/15/39	16,775	21,248
4 Bristol-Myers Squibb Co.	4.550%	2/20/48	7,153	9,600
4 Bristol-Myers Squibb Co.	4.250%	10/26/49	48,907	64,404
4 Cargill Inc.	2.125%	4/23/30	10,230	10,661
4 Cargill Inc.	4.760%	11/23/45	57,879	77,267
Children's Hospital Corp.	2.585%	2/1/50	5,670	5,723
4 Cigna Corp.	3.250%	4/15/25	30,765	33,575
Cigna Corp.	4.375%	10/15/28	18,115	21,369
Cigna Corp.	4.800%	8/15/38	25,725	32,659
Cigna Corp.	3.200%	3/15/40	5,325	5,642
Cigna Corp.	4.900%	12/15/48	18,087	23,666
Cigna Corp.	3.400%	3/15/50	15,975	17,178
Coca-Cola Co.	4.500%	9/1/21	14,785	15,173
Coca-Cola European Partners plc	3.500%	9/15/20	4,600	4,620
Colgate-Palmolive Co.	2.950%	11/1/20	25,000	25,214
CommonSpirit Health	2.950%	11/1/22	36,807	37,987
CommonSpirit Health	4.200%	8/1/23	11,695	12,344
CommonSpirit Health	2.760%	10/1/24	28,080	28,865
CommonSpirit Health	3.347%	10/1/29	40,950	41,916
2 CommonSpirit Health	4.350%	11/1/42	22,185	22,894
CommonSpirit Health	4.187%	10/1/49	36,600	37,578
Conagra Brands Inc.	4.600%	11/1/25	7,685	8,852
Conagra Brands Inc.	5.300%	11/1/38	22,440	29,233
Conagra Brands Inc.	5.400%	11/1/48	5,425	7,480
Constellation Brands Inc.	2.700%	5/9/22	2,400	2,487
Constellation Brands Inc.	3.750%	5/1/50	4,690	5,114
Cottage Health Obligated Group	3.304%	11/1/49	15,670	17,004

CVS Health Corp.	2.750%	12/1/22	20,000	20,872
CVS Health Corp.	4.300%	3/25/28	8,698	10,166
CVS Health Corp.	4.875%	7/20/35	18,205	22,825
CVS Health Corp.	4.125%	4/1/40	18,000	21,217
CVS Health Corp.	5.125%	7/20/45	25,595	33,149
4 Danone SA	2.589%	11/2/23	10,000	10,532
4 Danone SA	2.947%	11/2/26	68,785	74,814
Diageo Capital plc	2.625%	4/29/23	42,580	44,847
Diageo Capital plc	2.375%	10/24/29	19,420	20,725
Diageo Capital plc	2.000%	4/29/30	11,315	11,675
Diageo Capital plc	2.125%	4/29/32	3,585	3,713
Diageo Investment Corp.	2.875%	5/11/22	17,245	17,974
Dignity Health	3.812%	11/1/24	18,560	19,304
Eli Lilly & Co.	4.150%	3/15/59	2,760	3,633
4 EMD Finance LLC	2.950%	3/19/22	19,640	20,264
Estee Lauder Cos. Inc.	2.375%	12/1/29	12,280	13,137
Estee Lauder Cos. Inc.	2.600%	4/15/30	9,875	10,705
Gilead Sciences Inc.	2.550%	9/1/20	15,245	15,302
Gilead Sciences Inc.	2.500%	9/1/23	26,390	27,909
Gilead Sciences Inc.	3.700%	4/1/24	21,420	23,565
Gilead Sciences Inc.	3.500%	2/1/25	28,575	31,809
Gilead Sciences Inc.	4.500%	2/1/45	55,782	72,169
Gilead Sciences Inc.	4.750%	3/1/46	13,200	17,873
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	25,750	27,228
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	22,176
GlaxoSmithKline Capital plc	2.850%	5/8/22	51,595	53,780
HCA Inc.	5.125%	6/15/39	4,880	5,710
4 Imperial Tobacco Finance plc	3.750%	7/21/22	58,995	61,563
Johnson & Johnson	6.730%	11/15/23	15,000	17,908
Johnson & Johnson	2.450%	3/1/26	78,000	85,069
Kaiser Foundation Hospitals	3.500%	4/1/22	10,115	10,605
Kaiser Foundation Hospitals	3.150%	5/1/27	15,190	16,940
Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	17,102
Keurig Dr Pepper Inc.	3.800%	5/1/50	3,810	4,315
Kroger Co.	3.300%	1/15/21	13,605	13,780
Kroger Co.	3.850%	8/1/23	5,055	5,497
2 Mayo Clinic	4.128%	11/15/52	11,465	14,926
McCormick & Co. Inc.	2.500%	4/15/30	6,060	6,326
Medtronic Inc.	3.150%	3/15/22	23,969	25,046
Medtronic Inc.	3.500%	3/15/25	14,070	15,846
Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	15,714
Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	20,260	21,916
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	9,951
Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	7,747
Merck & Co. Inc.	2.750%	2/10/25	38,000	41,135
Merck & Co. Inc.	3.400%	3/7/29	58,390	67,492
Merck & Co. Inc.	4.150%	5/18/43	28,405	36,363
Mercy Health	4.302%	7/1/28	19,830	22,420
Molson Coors Beverage Co.	3.500%	5/1/22	14,905	15,543
Molson Coors Beverage Co.	3.000%	7/15/26	57,600	59,805
New York & Presbyterian Hospital	4.024%	8/1/45	5,785	7,136
Novartis Capital Corp.	3.400%	5/6/24	13,425	14,768
Novartis Capital Corp.	4.400%	5/6/44	21,485	28,451
Partners Healthcare System Inc.	3.192%	7/1/49	32,645	34,675
Partners Healthcare System Inc.	3.342%	7/1/60	31,285	32,901
PepsiCo Inc.	2.375%	10/6/26	72,545	78,645
PepsiCo Inc.	4.000%	3/5/42	15,755	19,592

PepsiCo Inc.	3.450%	10/6/46	45,740	52,718
PepsiCo Inc.	3.875%	3/19/60	17,565	22,340
Pfizer Inc.	3.000%	6/15/23	25,440	27,251
Pfizer Inc.	3.000%	12/15/26	28,400	31,946
Pfizer Inc.	3.450%	3/15/29	52,500	61,187
Pfizer Inc.	1.700%	5/28/30	9,100	9,250
Pfizer Inc.	4.100%	9/15/38	52,715	65,768
Pfizer Inc.	2.550%	5/28/40	11,300	11,676
Pfizer Inc.	2.700%	5/28/50	12,495	12,874
Philip Morris International Inc.	1.875%	2/25/21	43,455	43,786
Philip Morris International Inc.	4.125%	5/17/21	15,705	16,207
Philip Morris International Inc.	2.500%	8/22/22	13,250	13,779
Philip Morris International Inc.	2.625%	3/6/23	23,000	24,279
Philip Morris International Inc.	3.600%	11/15/23	7,000	7,680
Philip Morris International Inc.	4.500%	3/20/42	11,665	14,324
Philip Morris International Inc.	3.875%	8/21/42	22,785	25,993
Philip Morris International Inc.	4.875%	11/15/43	5,835	7,458
Philip Morris International Inc.	4.250%	11/10/44	15,000	18,126
2 Procter & Gamble - Esop	9.360%	1/1/21	2,987	3,059
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	14,735	15,757
Providence St. Joseph Health Obligated
Group	2.532%	10/1/29	25,655	26,775
2 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	12,030	13,702
4 Roche Holdings Inc.	2.375%	1/28/27	61,570	66,171
RUSH Obligated Group	3.922%	11/15/29	12,000	13,440
Sanofi	4.000%	3/29/21	36,275	37,226
4 Sigma Alimentos SA de CV	4.125%	5/2/26	21,075	22,043
SSM Health Care Corp.	3.823%	6/1/27	41,615	45,464
Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	30,825	30,869
Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	18,290	18,451
Toledo Hospital	5.750%	11/15/38	18,425	21,587
Unilever Capital Corp.	4.250%	2/10/21	78,185	80,039
4 Upjohn Inc.	3.850%	6/22/40	22,000	23,612
4 Upjohn Inc.	4.000%	6/22/50	29,574	31,682
Wyeth LLC	5.950%	4/1/37	15,000	22,005

Energy (2.3%)
4 BG Energy Capital plc	4.000%	10/15/21	17,070	17,710
BP Capital Markets America Inc.	4.500%	10/1/20	28,000	28,266
BP Capital Markets America Inc.	4.742%	3/11/21	10,000	10,303
BP Capital Markets America Inc.	3.245%	5/6/22	10,000	10,484
BP Capital Markets plc	3.062%	3/17/22	35,770	37,154
BP Capital Markets plc	2.500%	11/6/22	8,000	8,318
BP Capital Markets plc	3.994%	9/26/23	13,130	14,401
BP Capital Markets plc	3.814%	2/10/24	38,000	41,764
BP Capital Markets plc	3.506%	3/17/25	41,710	46,136
Chevron Corp.	2.355%	12/5/22	6,000	6,240
Chevron Corp.	3.191%	6/24/23	69,750	74,711
Cimarex Energy Co.	4.375%	6/1/24	30,289	31,955
ConocoPhillips	7.000%	3/30/29	11,500	15,177
ConocoPhillips	4.950%	3/15/26	12,710	15,203
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	14,085	15,136
Dominion Energy Gas Holdings LLC	3.000%	11/15/29	19,580	20,821
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	14,190	16,383
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	7,003	7,997

Energy Transfer Operating LP	5.000%	5/15/50	14,075	13,301
Energy Transfer Partners LP	5.300%	4/15/47	5,600	5,453
Enterprise Products Operating LLC	4.900%	5/15/46	5,000	5,846
Enterprise Products Operating LLC	4.250%	2/15/48	23,475	25,743
Enterprise Products Operating LLC	3.700%	1/31/51	5,445	5,699
Exxon Mobil Corp.	2.222%	3/1/21	12,735	12,878
Exxon Mobil Corp.	2.726%	3/1/23	10,710	11,267
Exxon Mobil Corp.	3.043%	3/1/26	7,330	8,041
Exxon Mobil Corp.	2.275%	8/16/26	35,095	37,419
Exxon Mobil Corp.	2.440%	8/16/29	24,070	25,425
Exxon Mobil Corp.	2.610%	10/15/30	36,910	39,320
Exxon Mobil Corp.	4.114%	3/1/46	10,845	13,032
5 MPLX LP, 3M USD LIBOR + 0.900%	1.213%	9/9/21	13,855	13,734
Occidental Petroleum Corp.	4.100%	2/1/21	27,466	27,535
Occidental Petroleum Corp.	2.700%	2/15/23	9,250	8,510
Occidental Petroleum Corp.	3.400%	4/15/26	9,240	7,565
Phillips 66	4.300%	4/1/22	30,000	31,830
4 Schlumberger Holdings Corp.	4.000%	12/21/25	21,010	23,078
4 Schlumberger Holdings Corp.	3.900%	5/17/28	25,724	27,591
4 Schlumberger Investment SA	2.400%	8/1/22	20,765	21,203
Shell International Finance BV	3.250%	5/11/25	28,680	31,712
Shell International Finance BV	4.125%	5/11/35	40,575	49,396
Shell International Finance BV	5.500%	3/25/40	10,795	15,249
Shell International Finance BV	4.375%	5/11/45	95,725	118,528
Suncor Energy Inc.	3.600%	12/1/24	19,505	21,052
Suncor Energy Inc.	5.950%	12/1/34	13,000	15,560
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	3,410	3,308
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	20,601	20,112
Texaco Capital Inc.	8.625%	4/1/32	25,000	39,435
Total Capital International SA	2.700%	1/25/23	32,714	34,440
Total Capital International SA	3.750%	4/10/24	50,000	55,082
TransCanada PipeLines Ltd.	3.800%	10/1/20	30,875	30,952
TransCanada PipeLines Ltd.	2.500%	8/1/22	21,165	21,554
TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	68,398
TransCanada PipeLines Ltd.	4.100%	4/15/30	14,595	16,559

Other Industrial (0.6%)
4 CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,780	24,572
2 Duke University	2.682%	10/1/44	8,750	9,181
2 Duke University	2.832%	10/1/55	9,635	10,165
Emory University	2.143%	9/1/30	39,375	40,739
George Washington University	3.545%	9/15/46	10,000	10,765
Georgetown University	4.315%	4/1/49	5,155	6,529
Georgetown University	2.943%	4/1/50	13,850	13,843
2 Johns Hopkins University	4.083%	7/1/53	24,695	30,492
2 Johns Hopkins University	2.813%	1/1/60	12,420	12,649
Leland Stanford Junior University	2.413%	6/1/50	18,075	18,613
2 Northeastern University	2.894%	10/1/50	8,570	8,784
President & Fellows of Harvard College	2.517%	10/15/50	18,840	19,580
4 SBA Tower Trust	3.168%	4/11/22	49,780	50,323
4 SBA Tower Trust	3.448%	3/15/23	28,730	29,624
4 SBA Tower Trust	2.836%	1/15/25	24,160	24,886
2 University of Chicago	2.761%	4/1/45	9,540	9,849
Yale University	1.482%	4/15/30	18,930	19,093
Yale University	2.402%	4/15/50	16,820	17,270

Technology (4.4%)
Apple Inc.	2.850%	2/23/23	18,335	19,470
Apple Inc.	3.000%	2/9/24	22,750	24,610
Apple Inc.	3.450%	5/6/24	31,140	34,408
Apple Inc.	2.850%	5/11/24	45,635	49,120
Apple Inc.	2.750%	1/13/25	21,615	23,493
Apple Inc.	3.250%	2/23/26	38,220	42,908
Apple Inc.	2.450%	8/4/26	55,182	59,822
Apple Inc.	3.350%	2/9/27	56,435	63,982
Apple Inc.	3.200%	5/11/27	39,750	45,016
Apple Inc.	2.900%	9/12/27	83,420	93,241
Apple Inc.	3.850%	5/4/43	15,275	18,857
Apple Inc.	4.450%	5/6/44	4,035	5,379
Apple Inc.	3.850%	8/4/46	36,510	45,420
Apple Inc.	2.650%	5/11/50	26,520	27,405
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	18,165	19,639
4 Broadcom Inc.	4.250%	4/15/26	3,395	3,781
4 Broadcom Inc.	4.110%	9/15/28	38,911	42,558
Cisco Systems Inc.	2.500%	9/20/26	15,921	17,591
Equinix Inc.	3.000%	7/15/50	35,915	34,973
Fiserv Inc.	3.200%	7/1/26	21,845	24,168
Global Payments Inc.	2.900%	5/15/30	22,020	23,014
Intel Corp.	2.875%	5/11/24	29,825	32,281
Intel Corp.	4.100%	5/19/46	47,755	60,242
International Business Machines Corp.	3.375%	8/1/23	61,300	66,383
International Business Machines Corp.	3.625%	2/12/24	22,800	25,095
International Business Machines Corp.	3.000%	5/15/24	81,400	87,993
International Business Machines Corp.	7.000%	10/30/25	25,000	33,004
International Business Machines Corp.	3.300%	5/15/26	148,025	166,436
International Business Machines Corp.	3.500%	5/15/29	98,025	112,883
International Business Machines Corp.	2.850%	5/15/40	22,310	23,090
International Business Machines Corp.	2.950%	5/15/50	8,825	9,059
Microsoft Corp.	2.375%	2/12/22	19,865	20,518
Microsoft Corp.	3.625%	12/15/23	13,500	14,862
Microsoft Corp.	2.875%	2/6/24	47,230	50,975
Microsoft Corp.	2.700%	2/12/25	23,890	26,054
Microsoft Corp.	3.125%	11/3/25	11,865	13,262
Microsoft Corp.	2.400%	8/8/26	64,501	70,345
Microsoft Corp.	3.450%	8/8/36	53,965	64,998
Microsoft Corp.	4.100%	2/6/37	28,522	36,755
Microsoft Corp.	3.700%	8/8/46	58,585	73,256
Microsoft Corp.	2.525%	6/1/50	162,183	167,535
Microsoft Corp.	2.675%	6/1/60	19,051	19,880
Oracle Corp.	1.900%	9/15/21	70,285	71,474
Oracle Corp.	2.500%	5/15/22	38,860	40,178
Oracle Corp.	2.400%	9/15/23	63,535	66,798
Oracle Corp.	2.950%	11/15/24	80,105	86,898
Oracle Corp.	2.950%	5/15/25	11,300	12,301
Oracle Corp.	3.250%	11/15/27	112,120	125,756
Oracle Corp.	4.000%	11/15/47	32,260	38,173
QUALCOMM Inc.	2.600%	1/30/23	26,140	27,408
QUALCOMM Inc.	2.900%	5/20/24	38,055	41,004
QUALCOMM Inc.	2.150%	5/20/30	44,450	46,230
QUALCOMM Inc.	3.250%	5/20/50	15,990	17,320
4 Tencent Holdings Ltd.	3.575%	4/11/26	6,255	6,884
4 Tencent Holdings Ltd.	3.595%	1/19/28	57,625	62,486

4 Tencent Holdings Ltd.	3.975%	4/11/29	30,760	34,508

Transportation (0.9%)
Burlington Northern Santa Fe LLC	3.050%	3/15/22	7,235	7,521
Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	5,154
Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,750	7,413
Burlington Northern Santa Fe LLC	4.150%	4/1/45	21,220	26,232
Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	33,382
Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	4,017
Burlington Northern Santa Fe LLC	3.050%	2/15/51	16,975	18,225
Canadian National Railway Co.	2.450%	5/1/50	25,925	24,833
CSX Corp.	4.300%	3/1/48	16,635	20,695
CSX Corp.	3.350%	9/15/49	7,745	8,625
4 ERAC USA Finance LLC	4.500%	8/16/21	10,270	10,571
4 ERAC USA Finance LLC	3.300%	10/15/22	745	771
4 ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,861
4 ERAC USA Finance LLC	5.625%	3/15/42	31,000	36,121
FedEx Corp.	2.700%	4/15/23	15,810	16,599
FedEx Corp.	4.100%	2/1/45	4,320	4,421
FedEx Corp.	4.750%	11/15/45	11,802	13,256
FedEx Corp.	4.550%	4/1/46	5,894	6,354
FedEx Corp.	4.050%	2/15/48	1,653	1,697
FedEx Corp.	4.950%	10/17/48	11,131	12,906
Kansas City Southern	4.950%	8/15/45	13,845	17,782
4 Penske Truck Leasing Co. LP / PTL
Finance Corp.	3.450%	7/1/24	15,560	16,541
4 Penske Truck Leasing Co. LP / PTL
Finance Corp.	2.700%	11/1/24	22,660	23,304
4 Penske Truck Leasing Co. LP / PTL
Finance Corp.	3.950%	3/10/25	53,520	57,767
Union Pacific Corp.	3.700%	3/1/29	27,750	32,389
Union Pacific Corp.	4.300%	3/1/49	7,030	8,924
Union Pacific Corp.	3.250%	2/5/50	38,905	42,397
Union Pacific Corp.	3.799%	10/1/51	14,843	17,476
Union Pacific Corp.	3.839%	3/20/60	12,720	14,890
Union Pacific Corp.	3.750%	2/5/70	16,165	17,912
2 United Airlines 2018-1 Class B Pass
Through Trust	4.600%	3/1/26	6,839	5,001
United Parcel Service Inc.	2.450%	10/1/22	17,095	17,821
				13,709,201
Utilities (5.8%)
Electric (5.1%)
AEP Texas Inc.	4.150%	5/1/49	4,750	5,600
AEP Texas Inc.	3.450%	1/15/50	16,810	18,002
Alabama Power Co.	5.200%	6/1/41	3,365	4,257
Alabama Power Co.	4.100%	1/15/42	5,595	6,417
Alabama Power Co.	3.750%	3/1/45	20,255	22,958
Alabama Power Co.	4.300%	7/15/48	27,790	34,415
Ameren Illinois Co.	2.700%	9/1/22	58,000	60,169
Ameren Illinois Co.	3.800%	5/15/28	22,365	25,743
Ameren Illinois Co.	3.700%	12/1/47	5,085	5,887
Arizona Public Service Co.	3.350%	5/15/50	16,830	17,831
Baltimore Gas & Electric Co.	2.800%	8/15/22	26,250	27,166
Baltimore Gas & Electric Co.	2.400%	8/15/26	20,945	22,299
Baltimore Gas and Electric Co.	2.900%	6/15/50	9,820	9,947
Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,052	46,008
Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	1,208

Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	14,466
CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	8,537
4 Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	13,925
Commonwealth Edison Co.	2.950%	8/15/27	23,275	25,500
Commonwealth Edison Co.	4.350%	11/15/45	11,990	15,234
Commonwealth Edison Co.	3.650%	6/15/46	6,420	7,480
Commonwealth Edison Co.	4.000%	3/1/48	17,900	21,908
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	12,777
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	64,425
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	38,167
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	3,147
Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	24,915	31,764
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	24,475	30,641
Delmarva Power & Light Co.	3.500%	11/15/23	9,550	10,336
Dominion Energy Inc.	2.579%	7/1/20	12,040	12,040
Dominion Energy Inc.	2.715%	8/15/21	14,945	15,266
4 Dominion Energy Inc.	2.450%	1/15/23	106,490	109,952
Dominion Energy Inc.	4.900%	8/1/41	13,562	16,733
Dominion Energy Inc.	4.600%	3/15/49	17,875	22,482
Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	6,953
Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,929
Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	33,039
Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	13,298
Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	8,765
Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	36,646
DTE Energy Co.	3.800%	3/15/27	19,405	21,005
Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	6,493
Duke Energy Carolinas LLC	6.100%	6/1/37	13,915	19,868
Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	5,758
Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	7,827
Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	6,229
Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	20,440
Duke Energy Corp.	2.650%	9/1/26	17,480	18,950
Duke Energy Corp.	3.400%	6/15/29	11,420	12,859
Duke Energy Corp.	4.800%	12/15/45	37,600	48,519
Duke Energy Corp.	3.750%	9/1/46	14,740	16,799
Duke Energy Progress LLC	2.800%	5/15/22	20,140	20,868
Duke Energy Progress LLC	6.300%	4/1/38	1,625	2,397
Duke Energy Progress LLC	4.100%	3/15/43	6,221	7,461
Duke Energy Progress LLC	4.200%	8/15/45	61,923	76,813
Emera US Finance LP	3.550%	6/15/26	32,320	36,125
Entergy Corp.	2.950%	9/1/26	7,085	7,754
Entergy Louisiana LLC	3.120%	9/1/27	10,065	10,981
Evergy Inc.	2.450%	9/15/24	28,130	29,534
Evergy Inc.	2.900%	9/15/29	30,000	32,124
Evergy Metro Inc.	2.250%	6/1/30	8,520	8,908
Eversource Energy	2.900%	10/1/24	25,155	26,977
Eversource Energy	3.150%	1/15/25	6,775	7,332
Eversource Energy	3.300%	1/15/28	14,490	15,882
Florida Power & Light Co.	6.200%	6/1/36	12,452	17,649
Florida Power & Light Co.	5.950%	2/1/38	10,000	14,856
Florida Power & Light Co.	5.690%	3/1/40	4,994	7,343
Florida Power & Light Co.	5.250%	2/1/41	29,745	41,633
Florida Power & Light Co.	4.125%	2/1/42	20,000	24,869
Florida Power & Light Co.	3.700%	12/1/47	27,690	33,592
Fortis Inc.	3.055%	10/4/26	44,365	47,625
Georgia Power Co.	4.750%	9/1/40	34,725	41,950

	Georgia Power Co.	4.300%	3/15/42	48,262	56,094
	Georgia Power Co.	3.700%	1/30/50	9,335	10,365
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	17,742
	Kansas City Power & Light Co.	4.200%	3/15/48	3,282	4,117
4	Massachusetts Electric Co.	5.900%	11/15/39	21,895	30,923
4	Metropolitan Edison Co.	4.300%	1/15/29	5,006	5,885
4	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	2,540	2,887
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	14,347
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	18,571
	MidAmerican Energy Co.	4.250%	7/15/49	11,000	14,250
	MidAmerican Energy Co.	3.150%	4/15/50	44,720	50,655
4	Monongahela Power Co.	4.100%	4/15/24	11,000	12,152
4	Monongahela Power Co.	5.400%	12/15/43	4,320	6,070
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	2/15/22	13,800	14,247
	National Rural Utilities Cooperative Finance
	Corp.	2.950%	2/7/24	15,355	16,410
	National Rural Utilities Cooperative Finance
	Corp.	2.850%	1/27/25	32,210	34,858
	Nevada Power Co.	3.125%	8/1/50	12,525	13,738
	NextEra Energy Capital Holdings Inc.	2.403%	9/1/21	42,355	43,201
	NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	8,840	9,883
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	37,104
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	12,880	14,585
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	20,155	21,691
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	41,505	42,555
4	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	41,478
4	Niagara Mohawk Power Corp.	3.025%	6/27/50	22,255	22,944
2,4	Oglethorpe Power Corp.	6.191%	1/1/31	35,520	44,185
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	6,926
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,947
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	22,508
	Oglethorpe Power Corp.	5.050%	10/1/48	5,781	6,530
	Oglethorpe Power Corp.	5.250%	9/1/50	17,225	19,545
	Oklahoma Gas & Electric Co.	6.500%	4/15/28	10,000	12,463
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	13,935	14,717
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	34,603
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	15,409
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	4,209
	PacifiCorp	2.950%	6/1/23	14,835	15,706
	PacifiCorp	3.600%	4/1/24	20,000	21,948
	PacifiCorp	3.350%	7/1/25	15,354	16,804
	PacifiCorp	2.700%	9/15/30	8,500	9,228
	PacifiCorp	5.750%	4/1/37	14,188	19,532
	PacifiCorp	4.150%	2/15/50	11,330	14,152
	PacifiCorp	3.300%	3/15/51	14,790	16,354
	Potomac Electric Power Co.	3.050%	4/1/22	4,235	4,396
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	11,734
	PPL Electric Utilities Corp.	2.500%	9/1/22	12,830	13,245
	PPL Electric Utilities Corp.	6.250%	5/15/39	2,675	3,982
	Progress Energy Inc.	3.150%	4/1/22	20,800	21,577
	Public Service Electric & Gas Co.	3.500%	8/15/20	10,000	10,018
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	23,232
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	6,491
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,505	1,844
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	8,678
	Southern California Edison Co.	3.875%	6/1/21	24,860	25,411

	Southern California Edison Co.	2.400%	2/1/22	8,270	8,386
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,560
	Southern California Edison Co.	5.750%	4/1/35	5,000	6,673
	Southern California Edison Co.	6.050%	3/15/39	1,995	2,703
	Southern California Edison Co.	4.500%	9/1/40	5,150	6,109
	Southern California Edison Co.	4.050%	3/15/42	17,788	20,075
	Southern California Edison Co.	3.900%	3/15/43	8,782	9,685
	Southern California Edison Co.	4.650%	10/1/43	16,770	20,514
	Southern California Edison Co.	3.600%	2/1/45	8,160	8,806
	Southern California Edison Co.	4.000%	4/1/47	3,675	4,191
	Southern California Edison Co.	4.125%	3/1/48	32,029	37,355
	Southern California Edison Co.	3.650%	2/1/50	25,325	27,753
	Southern Co.	2.950%	7/1/23	44,985	47,571
	Southern Co.	4.400%	7/1/46	25,160	29,793
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	15,988
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	12,870
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	4,322
	Tampa Electric Co.	2.600%	9/15/22	20,205	20,809
	Union Electric Co.	4.000%	4/1/48	14,942	18,012
	Virginia Electric & Power Co.	3.500%	3/15/27	40,765	46,159
	Virginia Electric & Power Co.	6.000%	5/15/37	9,435	13,229
	Westar Energy Inc.	3.250%	9/1/49	3,120	3,297
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	19,171
	Xcel Energy Inc.	3.350%	12/1/26	33,370	37,319

	Natural Gas (0.6%)
4	Boston Gas Co.	3.150%	8/1/27	8,010	8,738
4	Boston Gas Co.	3.001%	8/1/29	5,700	6,200
4	Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	75,684
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	3,800	3,843
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	10,281
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	6,258
4	East Ohio Gas Co.	2.000%	6/15/30	13,440	13,311
4	East Ohio Gas Co.	3.000%	6/15/50	19,575	19,555
4	Infraestructura Energetica Nova SAB de
	CV	4.875%	1/14/48	16,735	15,856
4	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	40,373
4	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	6,731
	NiSource Finance Corp.	6.250%	12/15/40	10,000	14,019
	NiSource Finance Corp.	5.250%	2/15/43	13,546	17,395
	NiSource Finance Corp.	4.800%	2/15/44	8,500	10,433
	ONE Gas Inc.	2.000%	5/15/30	5,315	5,431
	Sempra Energy	2.850%	11/15/20	11,900	11,953
	Sempra Energy	2.875%	10/1/22	14,066	14,573
	Sempra Energy	3.800%	2/1/38	20,000	21,635
	Sempra Energy	6.000%	10/15/39	21,184	29,192
	Southern California Gas Co.	2.600%	6/15/26	28,885	30,899
	Southwest Gas Corp.	2.200%	6/15/30	9,465	9,663

	Other Utility (0.1%)
	American Water Capital Corp.	2.950%	9/1/27	20,245	22,127
	American Water Capital Corp.	4.200%	9/1/48	28,425	35,160
	American Water Capital Corp.	3.450%	5/1/50	4,430	5,014
					3,423,537
Total Corporate Bonds (Cost $24,291,182)					26,980,521

Sovereign Bonds (2.1%)
4	Electricite de France SA	4.875%	9/21/38	69,690	82,390
4	Electricite de France SA	4.875%	1/22/44	2,910	3,452
4	Electricite de France SA	4.950%	10/13/45	12,500	15,213
	Equinor ASA	2.900%	11/8/20	22,450	22,619
	Equinor ASA	2.750%	11/10/21	31,091	31,984
	Equinor ASA	2.450%	1/17/23	10,840	11,312
	Equinor ASA	2.650%	1/15/24	10,105	10,745
	Equinor ASA	3.700%	3/1/24	20,035	22,175
	Equinor ASA	3.250%	11/10/24	22,425	24,769
	Equinor ASA	3.125%	4/6/30	82,270	90,763
4,6	Kingdom of Saudi Arabia	2.875%	3/4/23	30,320	31,609
7	Province of Ontario	2.500%	4/27/26	100,400	109,620
8	Province of Quebec	2.500%	4/20/26	134,755	147,650
9	Republic of Colombia	4.000%	2/26/24	29,348	30,817
4	Saudi Arabian Oil Co.	3.500%	4/16/29	27,885	30,059
4	Sinopec Group Overseas Development
	2015 Ltd.	3.250%	4/28/25	51,685	55,632
4	Sinopec Group Overseas Development
	2016 Ltd.	3.500%	5/3/26	28,000	30,700
4	Sinopec Group Overseas Development
	2017 Ltd.	3.000%	4/12/22	31,520	32,375
4	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	63,500	65,100
4	State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	29,070	32,103
4,10	State of Kuwait	2.750%	3/20/22	4,315	4,445
4,11	State of Qatar	2.375%	6/2/21	55,255	55,948
4,11	State of Qatar	3.875%	4/23/23	69,280	74,306
4,11	State of Qatar	3.375%	3/14/24	3,250	3,482
4,11	State of Qatar	4.000%	3/14/29	18,952	21,788
4,11	State of Qatar	3.750%	4/16/30	28,520	32,534
4,11	State of Qatar	5.103%	4/23/48	30,000	40,900
4,11	State of Qatar	4.400%	4/16/50	33,525	41,619
4	Temasek Financial I Ltd.	2.375%	1/23/23	39,070	40,668
4	Temasek Financial I Ltd.	3.625%	8/1/28	36,135	42,362
Total Sovereign Bonds (Cost $1,125,745)					1,239,139
Taxable Municipal Bonds (3.5%)
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	2.574%	4/1/31	14,735	15,852
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	6.263%	4/1/49	9,815	17,121
	Bay Area Toll Authority California Toll
	Bridge Revenue (San Francisco Bay
	Area)	7.043%	4/1/50	28,955	51,875
	Broward County FL Airport System
	Revenue	3.477%	10/1/43	10,070	10,053
	California GO	7.500%	4/1/34	5,845	9,532
	California GO	7.550%	4/1/39	315	561
	California GO	7.350%	11/1/39	61,000	102,612
	California GO	7.625%	3/1/40	1,035	1,827
	California GO	7.600%	11/1/40	11,420	20,965
	Chicago IL Metropolitan Water Reclamation
	District GO	5.720%	12/1/38	4,445	6,423
	Chicago IL O'Hare International Airport
	Revenue	6.845%	1/1/38	14,590	14,603

	Chicago IL O'Hare International Airport
	Revenue	6.395%	1/1/40	7,650	11,409
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.200%	12/1/40	2,290	3,108
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.899%	12/1/40	31,650	43,586
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	61,855	85,182
	City of Riverside CA	3.857%	6/1/45	12,905	13,511
	Commonwealth of Massachusetts	2.514%	7/1/41	10,625	10,665
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	12,810	20,817
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	8,603
	Duke University North Carolina Revenue	5.850%	4/1/37	62,165	86,313
12	Foothill-Eastern Transportation Corridor
	Agency CA	3.924%	1/15/53	38,475	40,291
	Foothill-Eastern Transportation Corridor
	Agency CA Toll Road Revenue	4.094%	1/15/49	5,145	5,283
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	67,314	97,893
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	11,916	17,464
	Grand Parkway Transportation Corp . Texas	3.236%	10/1/52	53,710	55,965
	Great Lakes Michigan Water Authority
	Sewage Disposal System Revenue	3.056%	7/1/39	12,495	13,329
	Houston TX GO	6.290%	3/1/32	15,240	19,563
	Illinois GO	5.100%	6/1/33	32,115	32,579
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	16,525	23,684
	JobsOhio Beverage System Statewide
	Liquor Profits Revenue	2.833%	1/1/38	5,335	5,675
	Kansas Development Finance Authority
	Revenue	4.927%	4/15/45	38,405	50,483
	Louisville & Jefferson County KY
	Metropolitan Sewer District Sewer &
	Drainage System Revenue	6.250%	5/15/43	11,000	17,210
	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	12,005	17,529
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	15,000	20,781
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	3.395%	10/15/40	16,565	16,896
	Michigan Finance Authority Revenue
	(Trinity Health Credit Group)	3.084%	12/1/34	11,385	12,270
	Michigan Finance Authority Revenue
	(Trinity Health Credit Group)	3.384%	12/1/40	17,615	19,425
	Municipal Electric Authority of Georgia	4.430%	1/1/22	7,795	8,108
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	28,975	49,103
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	2,000	3,304
	New York Metropolitan Transportation
	Authority	6.200%	11/15/26	2,255	2,574
	New York Metropolitan Transportation
	Authority	5.175%	11/15/49	37,785	44,077
	New York Metropolitan Transportation
	Authority Revenue	6.814%	11/15/40	32,755	42,714
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	2,430	3,930
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	6.089%	11/15/40	16,940	23,507

	New York State Dormitory Authority
	Revenue (Personal Income Tax)	3.110%	2/15/39	21,345	22,713
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	3.190%	2/15/43	11,865	12,912
	New York State Thruway Authority	2.900%	1/1/35	16,215	17,409
	New York State Thruway Authority	3.500%	1/1/42	9,140	9,326
	New York State Thruway Authority Highway
	& Bridge Trust Fund	5.883%	4/1/30	29,670	38,090
	New York State Urban Development Corp.
	Revenue	2.100%	3/15/22	58,090	58,785
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	30,550	53,894
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	14,510	21,117
13	Oregon School Boards Association GO	4.759%	6/30/28	15,000	16,925
	Pennsylvania State University	2.790%	9/1/43	30,480	31,384
	Pennsylvania State University	2.840%	9/1/50	12,515	13,045
14	Philadelphia PA Authority for Industrial
	Development	6.550%	10/15/28	64,830	83,793
	Port Authority of New York & New Jersey
	Revenue	5.859%	12/1/24	1,960	2,332
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	5,665	7,674
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	53,000	70,359
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	10,910	14,963
	Princeton University New Jersey	5.700%	3/1/39	13,020	20,160
	Regents of the University of California
	Medical Center Pooled Revenue	3.006%	5/15/50	14,850	15,036
	Regents of the University of California
	Medical Center Pooled Revenue	3.256%	5/15/60	29,200	30,355
	Regents of the University of California
	Revenue	3.063%	7/1/25	25,050	27,465
	Riverside County California Taxable
	Pension Obligation	3.818%	2/15/38	9,875	11,041
	Rutgers The State University of New Jersey	3.270%	5/1/43	11,595	12,198
	Sales Tax Securitization Corp. Illinois
	Revenue	4.787%	1/1/48	19,910	24,554
	Texas Transportation Commission	2.562%	4/1/42	8,625	8,756
	Texas Transportation Commission
	Revenue	5.178%	4/1/30	12,275	15,727
	Texas Transportation Commission State
	Highway Fund	4.000%	10/1/33	22,595	28,032
	University of California Regents Medical
	Center Revenue	6.548%	5/15/48	18,915	30,225
	University of California Regents Medical
	Center Revenue	6.583%	5/15/49	15,870	24,954
	University of California Revenue	4.601%	5/15/31	19,390	23,536
	University of California Revenue	4.765%	5/15/44	4,740	5,228
	University of California Revenue	3.931%	5/15/45	18,275	21,801
	University of Michigan	2.437%	4/1/40	17,525	18,081
	University of Michigan	2.562%	4/1/50	15,280	15,825
	University of Texas System	2.439%	8/15/49	14,960	14,729
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	28,325	30,958
12	Wisconsin GO	5.700%	5/1/26	7,370	8,470
Total Taxable Municipal Bonds (Cost $1,711,182)					2,040,107

	Shares
Common Stocks (36.9%)
Communication Services (2.3%)
Verizon Communications Inc.	12,181,280	671,554
Comcast Corp. Class A	15,916,673	620,432
BCE Inc.	1,645,354	68,621
		1,360,607
Consumer Discretionary (1.9%)
Home Depot Inc.	1,647,956	412,829
McDonald's Corp.	2,053,060	378,728
VF Corp.	3,046,600	185,660
*,^ Cie Generale des Etablissements Michelin SCA	1,189,770	124,014
		1,101,231
Consumer Staples (4.8%)
Procter & Gamble Co.	4,583,489	548,048
Philip Morris International Inc.	6,379,104	446,920
Coca-Cola Co.	8,783,202	392,433
PepsiCo Inc.	2,552,304	337,568
Archer-Daniels-Midland Co.	7,517,871	299,963
Mondelez International Inc. Class A	5,302,054	271,094
Unilever NV	5,059,368	269,513
Kellogg Co.	3,252,900	214,887
Sysco Corp.	350,665	19,167
		2,799,593
Energy (1.5%)
^ TC Energy Corp.	5,830,020	249,073
Phillips 66	2,890,584	207,833
Chevron Corp.	1,756,586	156,740
Kinder Morgan Inc.	9,567,072	145,133
ConocoPhillips	2,810,100	118,080
		876,859
Financials (6.4%)
Bank of America Corp.	26,036,220	618,360
JPMorgan Chase & Co.	6,382,708	600,358
Progressive Corp.	5,824,090	466,568
BlackRock Inc.	734,719	399,753
MetLife Inc.	10,752,977	392,699
Chubb Ltd.	3,006,920	380,736
Truist Financial Corp.	6,922,562	259,942
Blackstone Group LP Class A	3,654,100	207,041
PNC Financial Services Group Inc.	1,745,191	183,612
Travelers Cos. Inc.	1,200,383	136,904
M&T Bank Corp.	769,877	80,044
		3,726,017
Health Care (6.8%)
Johnson & Johnson	6,271,278	881,930
Pfizer Inc.	22,672,342	741,386
Medtronic plc	5,595,648	513,121
Merck & Co. Inc.	5,526,474	427,362
CVS Health Corp.	5,642,974	366,624
AstraZeneca plc ADR	6,040,904	319,503
Novartis AG	2,835,402	247,023
Sanofi	2,222,625	226,675
Eli Lilly and Co.	1,094,753	179,737

Bristol-Myers Squibb Co.	1,502,317	88,336
		3,991,697
Industrials (4.7%)
Lockheed Martin Corp.	1,343,437	490,247
Eaton Corp. plc	4,878,094	426,736
Union Pacific Corp.	2,343,763	396,260
Caterpillar Inc.	3,034,245	383,832
General Dynamics Corp.	2,279,600	340,709
Emerson Electric Co.	3,592,912	222,868
Raytheon Technologies Corp.	3,202,200	197,320
^ Vinci SA	1,897,918	175,982
3M Co.	972,025	151,626
		2,785,580
Information Technology (4.3%)
Cisco Systems Inc.	18,559,423	865,611
Intel Corp.	9,967,869	596,378
Corning Inc.	12,440,433	322,207
Texas Instruments Inc.	2,059,809	261,534
Automatic Data Processing Inc.	1,454,777	216,602
KLA Corp.	959,480	186,600
Analog Devices Inc.	548,186	67,229
		2,516,161
Materials (0.1%)
LyondellBasell Industries NV	701,530	46,105

Real Estate (0.9%)
Crown Castle International Corp.	3,081,458	515,682

Utilities (3.2%)
Dominion Energy Inc.	5,746,518	466,502
Sempra Energy	2,508,127	294,028
Exelon Corp.	7,629,894	276,889
Duke Energy Corp.	3,304,128	263,967
American Electric Power Co. Inc.	2,689,537	214,195
Entergy Corp.	1,999,100	187,535
Eversource Energy	2,235,910	186,184
FirstEnergy Corp.	270,400	10,486
		1,899,786
Total Common Stocks (Cost $17,203,181)		21,619,318

	Coupon
Temporary Cash Investments (3.3%)
Money Market Fund (0.7%)
15,16 Vanguard Market Liquidity Fund	0.227%		4,049,026	404,903

			Face
		Maturity	Amount
		Date	($000)
Commercial Paper (0.0%)
17 Boeing Co.	2.185%	11/18/20	13,200	13,093

Repurchase Agreements (2.3%)
Bank of America
(Dated 6/30/20, Repurchase Value
$37,900,000, collateralized by Federal
Farm Credit Bank, 0.2136%, 12/29/21,
and Federal Home Loan Mortgage Corp.,
0.000%, 7/15/32, with a value of
$38,658,000)	0.090%	7/1/20	37,900	37,900
Deutsche Bank Securities, Inc.
(Dated 6/30/20, Repurchase Value
$22,800,000, collateralized by Federal
Farm Credit Bank, 0.125%, 5/14/21, with
a value of $23,257,000)	0.090%	7/1/20	22,800	22,800
HSBC Bank USA
(Dated 6/30/20, Repurchase Value
$170,200,000, collateralized by U.S.
Treasury Note/Bond, 0.250%-7.125%,
7/15/21-8/15/27, with a value of
$173,604,000)	0.070%	7/1/20	170,200	170,200
HSBC Bank USA
(Dated 6/30/20, Repurchase Value,
$135,800,000, collateralized by Federal
Home Loan Mortgage Corp., 2.500%-
4.500%, 5/1/35-4/1/50, and Federal
National Mortgage Assn., 3.000%-
4.500%, 3/1/34-3/1/50, with a value of
$138,516,000)	0.090%	7/1/20	135,800	135,800
JP Morgan Securities LLC
(Dated 6/30/20, Repurchase Value
$92,400,000, collateralized by U.S.
Treasury Bill, 0.000%, 7/2/20-5/20/21,
and U.S. Treasury Note/Bond, 0.125%-
2.625%, 8/15/20-4/15/25, with a value of
$94,248,000)	0.070%	7/1/20	92,400	92,400
Natixis SA
(Dated 6/30/20, Repurchase Value
$373,101,000, collateralized by Federal
Home Loan Mortgage Corp., 0.000%,
3/15/29, Federal National Mortgage
Assn., 0.000%, 1/15/30 -5/15/30, U.S.
Treasury Bill, 0.000%, 5/20/21, and U.S.
Treasury Note/Bond, 0.125%-5.375%,
11/30/20-5/15/47, with a value of
$380,562,000)	0.070%	7/1/20	373,100	373,100

Nomura International plc
(Dated 6/30/20, Repurchase Value
$296,701,000, collateralized by U.S.
Treasury Note/Bond, 0.125%-3.875%,
1/31/21-2/15/30 with a value of
$302,634,000)	0.070%	7/1/20	296,700	296,700
RBC Capital Markets LLC
(Dated 6/30/20, Repurchase Value
$11,100,000, collateralized by Federal
Home Loan Bank, 2.500%, 12/9/39,
Federal Home Loan Mortgage Corp.,
3.500%-4.500%, 8/1/45-4/1/49, and
Federal National Mortgage Assn.,
3.500%-5.500%, 5/1/29-6/1/50, with a
value of $11,322,000)	0.080%	7/1/20	11,100	11,100
RBS Securities, Inc.
(Dated 6/30/20, Repurchase Value
$198,100,000, collateralized by U.S.
Treasury Note/Bond, 0.125%-3.125%,
2/28/22-5/15/48, with a value of
$202,062,000)	0.070%	7/1/20	198,100	198,100
				1,338,100

U.S. Government and Agency Obligations (0.3%)
United States Treasury Bill	0.143%–0.146%	10/15/20	200,000	199,908
Total Temporary Cash Investments (Cost $1,956,001)				1,956,004
Total Investments (101.1%) (Cost $51,567,358)				59,267,923
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.1%)
¤,2,3 UMBS Pool (Proceeds $35,467)	3.000%	7/1/35-7/1/50	(33,946)	(35,842)
Other Assets and Liabilities -Net (-1.0%)				(635,354)
Net Assets (100%)				58,596,727

¤ Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of June 30, 2020.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $381,697,000.
1 Securities with a value of $7,794,000 have been segregated as initial margin for open futures contracts.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $7,272,261,000, representing 12.4% of net assets.
5 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6 Guaranteed by the Kingdom of Saudi Arabia.
7 Guaranteed by the Province of Ontario.
8 Guaranteed by the Province of Quebec.
9 Guaranteed by the Republic of Colombia.
10 Guaranteed by the State of Kuwait.
11 Guaranteed by the State of Qatar.
12 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
13 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
14 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
16 Collateral of $404,898,000 was received for securities on loan.
17 Security exempt from registration under Sectio n 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At June 30,
2020, the value of these securities was $13,093,000, representing 0.0% of net assets.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	September 2020	4,307	599,413	494

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent prici ng service, monitoring news to identify significant market - or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange -traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

Wellesley Income Fund

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open forward currency contracts at
June 30, 2020.

E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA

Wellesley Income Fund

transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At June 30, 2020, counterparties had deposited in segregated accounts cash of $566,000 in connection with TBA transactions.

F. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage -dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

G. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

H. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Wellesley Income Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobs ervable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June
30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,923,822	—	3,923,822
Asset-Backed/Commercial Mortgage-Backed
Securities	—	1,509,012	—	1,509,012
Corporate Bonds	—	26,980,521	—	26,980,521
Sovereign Bonds	—	1,239,139	—	1,239,139
Taxable Municipal Bonds	—	2,040,107	—	2,040,107
Common Stocks	20,845,624	773,694	—	21,619,318
Temporary Cash Investments	404,903	1,551,101	—	1,956,004
Total	21,250,527	38,017,396	—	59,267,923
Liabilities
Conventional Mortgage-Backed Securities—Liability
for Sale Commitments	—	35,842	—	35,842
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	673	—	—	673
1 Represents variation margin on the last day of the reporting period.